Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses
The effect of assumed and ceded reinsurance on premiums written, premiums earned and insurance losses and loss adjustment expenses for the twelve months ended December 31, 2022, 2021 and 2020 was as follows:

	Twelve Months Ended December 31,
	2022	2021	2020
	($ in millions)
Premiums written:
Direct	$2,531.7	$2,341.4	$2,042.1
Assumed	1,807.0	1,597.0	1,656.4
Ceded	(1,442.7)	(1,350.7)	(1,120.7)
Net premiums written	$2,896.0	$2,587.7	$2,577.8

Premiums earned:
Direct	$2,370.8	$2,139.1	$2,026.4
Assumed	1,617.2	1,479.2	1,612.0
Ceded	(1,299.3)	(1,207.8)	(1,110.9)
Net premiums earned	$2,688.7	$2,410.5	$2,527.5

Insurance losses and loss adjustment expenses:
Direct	$1,574.2	$1,499.8	$1,479.6
Assumed	939.5	1,000.6	1,134.5
Ceded	(833.7)	(807.1)	(773.3)
Net insurance losses and loss adjustment expenses	$1,680.0	$1,693.3	$1,840.8